Annual Operating Expenses - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 29, 2023
VIP Growth Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual operating expenses	0.71%
VIP Growth Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.86%
VIP Growth Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.61%